Inventories (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Inventories Abstract
Cost of inventories recognised as expense during period	$ 1,129,660	$ 833,774
Allowance for slow moving inventories	$ 67,558